UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00204

ALLIANCEBERNSTEIN MID-CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2008

Date of reporting period: October 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Mid-Cap Growth Fund

Portfolio of Investments

October 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.5%
Technology - 37.7%
Communications Technology - 9.1%
Ciena Corp. (a)(b)	199,000	$9,524,140
Infinera Corp. (a)(b)	453,900	10,017,573
JDS Uniphase Corp. (a)(b)	2,148,739	32,789,757
Juniper Networks, Inc. (a)(b)	528,781	19,036,116
McAfee, Inc. (b)	149,700	6,190,095

		77,557,681

Computer Services Software & Systems - 9.9%
Audible, Inc. (a)(b)	989,713	13,054,314
Citrix Systems, Inc. (b)	240,600	10,343,394
Nuance Communications, Inc. (b)	611,800	13,526,898
Red Hat, Inc. (a)(b)	1,190,340	25,699,441
Salesforce.com, Inc. (a)(b)	398,800	22,480,356

		85,104,403

Computer Technology - 5.0%
Network Appliance, Inc. (b)	803,725	25,309,300
SanDisk Corp. (b)	383,500	17,027,400

		42,336,700

Electronics: Semi-Conductors/Components - 12.9%
Advanced Micro Devices, Inc. (b)	2,727,477	35,675,399
First Solar, Inc. (b)	55,100	8,750,431
International Rectifier Corp. (b)	373,300	12,460,754
MEMC Electronic Materials, Inc. (b)	233,100	17,067,582
Netlogic Microsystems, Inc. (a)(b)	670,440	22,258,608
Silicon Laboratories, Inc. (b)	327,702	14,320,578

		110,533,352

Electronics: Technology - 0.8%
Trimble Navigation Ltd. (b)	171,000	7,130,700

		322,662,836

Health Care - 16.8%
Biotechnology Research & Production - 4.2%
Alnylam Pharmaceuticals, Inc. (a)(b)	120,800	3,814,864
Applera Corp. - Celera Group (a)(b)	949,391	15,484,567
Celgene Corp. (b)	145,800	9,622,800
Myriad Genetics, Inc. (b)	124,010	6,865,194

		35,787,425

Drugs & Pharmaceuticals - 1.8%
Compugen Ltd. (b)	1,614,810	3,875,544
Qiagen NV (a)(b)	490,615	11,549,077

		15,424,621

Electronics: Medical Systems - 3.5%
Affymetrix, Inc. (a)(b)	397,679	10,124,907
Hologic, Inc. (b)	195,900	13,307,487
Illumina, Inc. (a)(b)	125,300	7,035,595

		30,467,989

Medical & Dental Instruments & Supplies - 7.3%
Cepheid, Inc. (a)(b)	1,069,387	27,675,735

Cerus Corp. (a)(b)	1,845,266	16,607,394
Given Imaging Ltd. (a)(b)	630,573	17,990,248

		62,273,377

		143,953,412

Consumer Discretionary - 15.2%
Communication & Media - 2.1%
Shanda Interactive Entertainment Ltd. (Sponsored) (ADR) (b)	446,612	17,583,114

Consumer Electronics - 2.6%
Activision, Inc. (a)(b)	509,600	12,052,040
THQ, Inc. (b)	379,000	10,267,110

		22,319,150

Education Services - 2.1%
Apollo Group, Inc.-Class A (a)(b)	223,378	17,704,940

Entertainment - 0.9%
Gaylord Entertainment Co. (a)(b)	148,360	8,082,653

Hotel/Motel - 4.0%
Wyndham Worldwide Corp.	271,200	8,903,496
Wynn Resorts Ltd. (a)	157,550	25,433,297

		34,336,793

Leisure Time - 1.1%
Ctrip.com International Ltd. (ADR)	166,580	9,388,449

Printing and Copying Services - 1.5%
VistaPrint Ltd. (a)(b)	263,890	12,553,247

Retail - 0.2%
Saks, Inc.	75,500	1,597,580

Textiles Apparel Mfrs - 0.7%
Under Armour, Inc.-Class A (a)(b)	102,160	6,359,460

		129,925,386

Producer Durables - 10.1%
Diversified Production - 1.1%
Thomas & Betts Corp. (b)	160,800	9,006,408

Electrical Equipment & Components - 1.7%
Baldor Electric Co.	366,950	14,795,424

Electronics: Instruments Gauges & Meters - 1.6%
Itron, Inc. (a)(b)	121,890	13,101,956

Identification Control & Filter Devices - 1.0%
Flowserve Corp.	110,600	8,732,976

Production Technology Equipment - 4.7%
KLA-Tencor Corp.	320,094	16,852,949
Lam Research Corp. (a)(b)	467,473	23,467,145

		40,320,094

		85,956,858

Financial Services - 8.8%
Diversified Financial Services - 5.9%
CME Group, Inc.-Class A	24,966	16,633,597
Interactive Brokers Group, Inc.-Class A (b)	357,500	10,321,025
Nasdaq Stock Market, Inc. (b)	510,408	23,836,054

		50,790,676

Financial Information Services - 1.3%
Move, Inc. (b)	4,302,008	10,927,100

Securities Brokerage & Services - 1.6%
TD Ameritrade Holding Corp. (b)	703,946	13,473,527

		75,191,303

Materials & Processing - 3.0%
Engineering & Contracting Services - 1.7%
Quanta Services, Inc. (b)	453,400	14,962,200

Miscellaneous Materials & Processing - 1.3%
USEC, Inc. (a)(b)	1,229,600	10,820,480

		25,782,680

Utilities - 2.9%
Utilities: Electrical - 2.9%
The AES Corp. (b)	622,065	13,318,412
ITC Holdings Corp.	197,550	11,307,762

		24,626,174

Autos and Transportation - 2.6%
Air Transport - 2.6%
Continental Airlines, Inc.-Class B (a)(b)	654,790	22,492,036

Other Energy - 2.4%
Machinery: Oil Well Equip & Services - 0.3%
FMC Technologies, Inc. (b)	39,400	2,388,822

Oil: Crude Producers - 1.1%
Denbury Resources, Inc. (b)	171,300	9,695,580

Utilities: Gas Pipelines - 1.0%
El Paso Corp.	493,400	8,713,444

		20,797,846

Total Common Stocks (cost $696,453,532)		851,388,531

SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (c) (cost $1,172,548)	1,172,548	1,172,548

Total Investments Before Security Lending Collateral - 99.6%
(cost $697,626,080)		852,561,079

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 25.1%
Short-Terms - 25.1%
UBS Private Money Market Fund, LLC (cost $214,271,069)	214,271,069	214,271,069

Total Investments - 124.7%
(cost $911,897,149)		1,066,832,148
Other assets less liabilities - (24.7)%		(211,180,998)

Net Assets - 100.0%		$855,651,150

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

ADR - American Depositary Receipt

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Mid-Cap Growth Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	December 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	December 24, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 24, 2007